THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Government Money Market Portfolio	Value Line Capital Appreciation Fund, Inc.	Value Line Core Bond Fund	Value Line Larger Companies Focused Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.	Value Line Select Growth Fund, Inc.	Victory RS Large Cap Alpha Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$390,258	$—	$—	$—	$—
class A	—	—	—	—	—	—	15,802,340
class INV	—	912,152	—	945,677	672,833	246,988	—
class SRV2	410,330	—	—	—	—	—	—
Total investments	410,330	912,152	390,258	945,677	672,833	246,988	15,802,340
Receivable for fund shares sold	7,850	25	47	477	678	7	12,439
Other assets	—	2	—	—	—	1	—
Total assets	418,180	912,179	390,305	946,154	673,511	246,996	15,814,779

Liabilities:
Due to Sponsor Company	7,850	25	47	477	678	7	12,439
Total liabilities	7,850	25	47	477	678	7	12,439

Net assets:
For contract liabilities	$410,330	$912,154	$390,258	$945,677	$672,833	$246,989	$15,802,340

Contract Liabilities:
class None	$—	$—	$390,258	$—	$—	$—	$—
class A	—	—	—	—	—	—	15,802,340
class INV	—	912,154	—	945,677	672,833	246,989	—
class SRV2	410,330	—	—	—	—	—	—
Total contract liabilities	$410,330	$912,154	$390,258	$945,677	$672,833	$246,989	$15,802,340

Shares:
class None	—	—	30,513	—	—	—	—
class A	—	—	—	—	—	—	278,554
class INV	—	72,221	—	26,088	19,582	7,136	—
class SRV2	410,330	—	—	—	—	—	—
Total shares	410,330	72,221	30,513	26,088	19,582	7,136	278,554

Cost	$410,330	$782,029	$452,840	$760,018	$476,708	$254,194	$14,147,391

Deferred contracts in the accumulation period:
Units owned by participants #	35,892	1,919	4,658	1,553	1,773	503	21,172
Minimum unit fair value #*	$10.504150	$453.933581	$75.688755	$562.573751	$296.372045	$402.140309	$622.966519
Maximum unit fair value #*	$10.504150	$453.933581	$75.688755	$562.573751	$296.372045	$402.140309	$622.966519
Contract liability	$377,018	$870,900	$352,585	$873,471	$525,425	$202,127	$13,189,375

Contracts in payout (annuitization) period:
Units owned by participants #	3,171	91	498	128	497	112	4,194
Minimum unit fair value #*	$10.504150	$453.933581	$75.688755	$562.573751	$296.372045	$402.140309	$622.966519
Maximum unit fair value #*	$10.504150	$453.933581	$75.688755	$562.573751	$296.372045	$402.140309	$622.966519
Contract liability	$33,312	$41,254	$37,673	$72,206	$147,408	$44,862	$2,612,965

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations
For the Periods Ended December 31, 2024

	Fidelity® VIP Government Money Market Portfolio	Value Line Capital Appreciation Fund, Inc.	Value Line Core Bond Fund	Value Line Larger Companies Focused Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.	Value Line Select Growth Fund, Inc.	Victory RS Large Cap Alpha Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$34,814	$7,200	$15,761	$—	$367	$225	$164,541

Expenses:
Mortality and expense risk charges and Administrative charges	(12,621)	(20,997)	(3,782)	(18,806)	(15,523)	(11,113)	(186,907)
Total expenses	(12,621)	(20,997)	(3,782)	(18,806)	(15,523)	(11,113)	(186,907)
Net investment income (loss)	22,193	(13,797)	11,979	(18,806)	(15,156)	(10,888)	(22,366)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3)	46,822	(15,742)	85,607	256,509	15,327	(1,458,853)
Net realized gain distributions	—	—	—	24,823	6,289	24,743	1,894,814
Change in unrealized appreciation (depreciation) during the period	—	126,061	2,351	121,431	(195,823)	(1,851)	2,538,717
Net gain (loss) on investments	(3)	172,883	(13,391)	231,861	66,975	38,219	2,974,678
Net increase (decrease) in net assets resulting from operations	$22,190	$159,086	$(1,412)	$213,055	$51,819	$27,331	$2,952,312

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Fidelity® VIP Government Money Market Portfolio	Value Line Capital Appreciation Fund, Inc.	Value Line Core Bond Fund	Value Line Larger Companies Focused Fund, Inc.	Value Line Mid Cap Focused Fund, Inc.	Value Line Select Growth Fund, Inc.	Victory RS Large Cap Alpha Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$22,193	$(13,797)	$11,979	$(18,806)	$(15,156)	$(10,888)	$(22,366)
Net realized gain (loss) on security transactions	(3)	46,822	(15,742)	85,607	256,509	15,327	(1,458,853)
Net realized gain distributions	—	—	—	24,823	6,289	24,743	1,894,814
Change in unrealized appreciation (depreciation) during the period	—	126,061	2,351	121,431	(195,823)	(1,851)	2,538,717
Net increase (decrease) in net assets resulting from operations	22,190	159,086	(1,412)	213,055	51,819	27,331	2,952,312

Unit transactions:
Purchases	843	—	50	—	—	—	50
Net transfers	(9,948)	—	(76)	(8,066)	(7,026)	—	(7,531)
Surrenders for benefit payments and fees	(158,402)	(113,573)	(32,827)	(112,862)	(177,970)	(28,661)	(2,437,845)
Other transactions	847	573	(35)	5,175	3,784	(85)	5,670
Death benefits	(17,381)	(30,547)	(685)	(38,562)	(20,186)	—	(557,223)
Net annuity transactions	(158,334)	(26,671)	(8,678)	(70,406)	(69,953)	5,521	265,452
Net increase (decrease) in net assets resulting from unit transactions	(342,375)	(170,218)	(42,251)	(224,721)	(271,351)	(23,225)	(2,731,427)
Net increase (decrease) in net assets	(320,185)	(11,132)	(43,663)	(11,666)	(219,532)	4,106	220,885

Net assets:
Beginning of period	730,515	923,286	433,921	957,343	892,365	242,883	15,581,455
End of period	$410,330	$912,154	$390,258	$945,677	$672,833	$246,989	$15,802,340

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	Victory RS Large Cap Alpha Fund Class A	Value Line Mid Cap Focused Fund Inc.	Value Line Capital Appreciation Fund	Value Line Select Growth Fund	Value Line Larger Companies Focused Fund Inc.	Value Line Core Bond Fund	Fidelity VIP Government Money Market Portfolio Service Class 2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$(175,917)	$(30,618)	$(44,802)	$(33,687)	$(51,991)	$11,951	$34,242
Net realized gain/(loss) from sale of investments	1,525,869	196,198	(7,555)	3,175	(12,150)	(32,261)	—
Reinvested realized gain distributions	79,962	—	—	34,285	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	305,578	(3,849)	331,122	55,724	423,851	32,190	—
Net increase or decrease in net assets resulting from operations	1,735,492	161,731	278,765	59,497	359,710	11,880	34,242

Unit transactions:
Contract purchase payments	17,750	—	—	—	—	—	4,414
Transfers between investment divisions, net	(150,184)	(8,416)	(306)	(18,569)	(10,273)	—	65,464
Transfers on account of death	(122,188)	(401)	(2,228)	(3,573)	(2,395)	(2,247)	(1,428)
Contract Fees	(7,001)	(423)	(523)	(136)	(382)	(425)	(820)
Redemptions and annuity benefits	(1,160,691)	(143,689)	(385,702)	(11,831)	(33,660)	(122,924)	(620,767)
Transfers - other	(3,046)	276	2	79	7	(381)	(215)
Net increase/(decrease) from contract transactions	(1,425,360)	(152,653)	(388,757)	(34,030)	(46,703)	(125,977)	(553,352)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	(139,677)
Net increase or decrease in net assets	310,132	9,078	(109,992)	25,467	313,007	(114,097)	(658,787)

Net Assets:
Beginning of year	15,271,323	883,287	1,033,278	217,416	644,336	548,018	1,389,302
End of year	$15,581,455	$892,365	$923,286	$242,883	$957,343	$433,921	$730,515

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN VALUE LINE SEPARATE ACCOUNT
The Guardian Insurance & Annuity Company, Inc.
Notes to Financial Statements
December 31, 2024

1. Organization:

The Guardian Value Line Separate Account (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub- Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Fidelity® VIP Government Money Market Portfolio, Value Line Capital Appreciation Fund, Inc., Value Line Core Bond Fund, Value Line Larger Companies Focused Fund, Inc., Value Line Mid Cap Focused Fund, Inc., Value Line Select Growth Fund, Inc., Victory RS Large Cap Alpha Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2024 and 2023.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

h) In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.00% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Annual Maintenance Fees - An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

d) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Government Money Market Portfolio	$47,121	$559,865
Value Line Capital Appreciation Fund, Inc.	$8,026	$295,051
Value Line Core Bond Fund	$34,126	$118,573
Value Line Larger Companies Focused Fund, Inc.	$68,286	$355,797
Value Line Mid Cap Focused Fund, Inc.	$17,832	$408,847
Value Line Select Growth Fund, Inc.	$31,820	$174,870
Victory RS Large Cap Alpha Fund	$2,401,058	$3,462,117

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Fidelity® VIP Government Money Market Portfolio	1,025	17,656	(16,631)
Value Line Capital Appreciation Fund, Inc.	—	357	(357)
Value Line Core Bond Fund	1	415	(414)
Value Line Larger Companies Focused Fund, Inc.	64	268	(204)
Value Line Mid Cap Focused Fund, Inc.	—	666	(666)
Value Line Select Growth Fund, Inc.	—	63	(63)
Victory RS Large Cap Alpha Fund	56	4,835	(4,779)

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Victory RS Large Cap Alpha Fund Class A	37	2,985	(2,948)
Value Line Mid Cap Focused Fund, Inc.	—	550	(550)
Value Line Capital Appreciation Fund	—	1,184	(1,184)
Value Line Select Growth Fund	—	106	(106)
Value Line Larger Companies Focused Fund, Inc.	—	99	(99)
Value Line Core Bond Fund	—	1,730	(1,730)
Fidelity VIP Government Money Market Portfolio Service Class 2	7,639	63,494	(55,855)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Government Money Market Portfolio
2024	39,063	$10.504150	to	$10.504150	$410,330	1.00%	to	1.00%	3.95%	to	3.95%	3.81%	to	3.81%
2023	52,523	$10.118841	to	$10.118841	$531,472	1.00%	to	1.00%	4.50%	to	4.50%	3.60%	to	3.60%
2022	108,378	$9.766916	to	$9.766916	$1,058,514	1.00%	to	1.00%	1.25%	to	1.25%	0.26%	to	0.26%
2021	109,730	$9.741741	to	$9.741741	$1,068,957	1.00%	to	1.00%	0.01%	to	0.01%	(0.98)%	to	(0.98)%
2020	170,227	$9.838133	to	$9.838133	$1,674,720	1.00%	to	1.00%	0.21%	to	0.21%	(0.76)%	to	(0.76)%
Value Line Capital Appreciation Fund, Inc.
2024	2,010	$453.933581	to	$453.933581	$912,154	1.00%	to	1.00%	0.78%	to	0.78%	20.04%	to	20.04%
2023	2,276	$378.163269	to	$378.163269	$860,534	1.00%	to	1.00%	0.59%	to	0.59%	33.12%	to	33.12%
2022	3,460	$284.079051	to	$284.079051	$982,785	1.00%	to	1.00%	0.45%	to	0.45%	(30.52)%	to	(30.52)%
2021	3,806	$408.846608	to	$408.846608	$1,556,179	1.00%	to	1.00%	0.02%	to	0.02%	5.74%	to	5.74%
2020	5,535	$386.639143	to	$386.639143	$2,140,231	1.00%	to	1.00%	—%	to	—%	31.73%	to	31.73%
Value Line Core Bond Fund
2024	5,156	$75.688755	to	$75.688755	$390,258	1.00%	to	1.00%	3.70%	to	3.70%	(0.34)%	to	(0.34)%
2023	5,072	$75.946816	to	$75.946816	$385,177	1.00%	to	1.00%	2.92%	to	2.92%	3.69%	to	3.69%
2022	6,802	$73.241483	to	$73.241483	$498,183	1.00%	to	1.00%	1.71%	to	1.71%	(13.44)%	to	(13.44)%
2021	7,878	$84.609981	to	$84.609981	$666,582	1.00%	to	1.00%	1.49%	to	1.49%	(3.14)%	to	(3.14)%
2020	8,515	$87.355707	to	$87.355707	$743,832	1.00%	to	1.00%	1.88%	to	1.88%	4.73%	to	4.73%
Value Line Larger Companies Focused Fund, Inc.
2024	1,681	$562.573751	to	$562.573751	$945,677	1.00%	to	1.00%	—%	to	—%	25.25%	to	25.25%
2023	1,757	$449.159643	to	$449.159643	$789,080	1.00%	to	1.00%	—%	to	—%	57.50%	to	57.50%
2022	1,856	$285.178926	to	$285.178926	$529,308	1.00%	to	1.00%	—%	to	—%	(39.59)%	to	(39.59)%
2021	2,070	$472.033480	to	$472.033480	$977,044	1.00%	to	1.00%	—%	to	—%	1.88%	to	1.88%
2020	2,072	$463.333554	to	$463.333554	$960,000	1.00%	to	1.00%	—%	to	—%	44.55%	to	44.55%
Value Line Mid Cap Focused Fund, Inc.
2024	2,270	$296.372045	to	$296.372045	$672,833	1.00%	to	1.00%	0.04%	to	0.04%	6.57%	to	6.57%
2023	2,439	$278.109901	to	$278.109901	$678,403	1.00%	to	1.00%	0.03%	to	0.03%	20.91%	to	20.91%
2022	2,989	$230.009903	to	$230.009903	$687,393	1.00%	to	1.00%	0.12%	to	0.12%	(10.45)%	to	(10.45)%
2021	3,541	$256.840364	to	$256.840364	$909,449	1.00%	to	1.00%	—%	to	—%	18.71%	to	18.71%
2020	3,914	$216.362633	to	$216.362633	$846,744	1.00%	to	1.00%	0.08%	to	0.08%	18.88%	to	18.88%
Value Line Select Growth Fund, Inc.
2024	615	$402.140309	to	$402.140309	$246,989	1.00%	to	1.00%	0.09%	to	0.09%	11.09%	to	11.09%
2023	566	$361.982132	to	$361.982132	$205,017	1.00%	to	1.00%	—%	to	—%	29.83%	to	29.83%
2022	672	$278.818291	to	$278.818291	$187,460	1.00%	to	1.00%	—%	to	—%	(21.45)%	to	(21.45)%
2021	1,080	$354.947203	to	$354.947203	$383,426	1.00%	to	1.00%	—%	to	—%	22.94%	to	22.94%
2020	1,152	$288.718578	to	$288.718578	$332,522	1.00%	to	1.00%	—%	to	—%	21.91%	to	21.91%
Victory RS Large Cap Alpha Fund
2024	25,366	$622.966519	to	$622.966519	$15,802,340	1.00%	to	1.00%	1.01%	to	1.01%	19.83%	to	19.83%
2023	25,951	$519.853595	to	$519.853595	$13,490,482	1.00%	to	1.00%	0.54%	to	0.54%	12.14%	to	12.14%
2022	28,899	$463.568350	to	$463.568350	$13,396,839	1.00%	to	1.00%	0.85%	to	0.85%	(5.55)%	to	(5.55)%
2021	31,854	$490.825042	to	$490.825042	$15,634,973	1.00%	to	1.00%	1.05%	to	1.05%	21.80%	to	21.80%
2020	37,709	$402.987675	to	$402.987675	$15,196,431	1.00%	to	1.00%	0.31%	to	0.31%	(2.01)%	to	(2.01)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 17, 2025, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Value Line Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Value Line Separate Account indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Value Line Separate Account as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha Fund

Value Line Mid Cap Focused Fund, Inc.

Value Line Capital Appreciation Fund, Inc.

Value Line Select Growth Fund, Inc.

Value Line Larger Companies Focused Fund, Inc.

Value Line Core Bond Fund

Fidelity® VIP Government Money Market Portfolio

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Value Line Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Value Line Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the sub-accounts of The Guardian Value Line Separate Account since 1992.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

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